UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02735

ELFUN TAX-EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

One Congress Street

Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

Elfun Tax-Exempt Income Fund

ELFTX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Elfun Tax-Exempt Income Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Tax-Exempt Income Fund	$22	0.22%

How did the Fund perform last year and what affected its performance?

The past year demonstrated the Municipal markets resilience as it faced tariffs, tax law changes, federal funding recissions, strong fund flows, rate cuts and a record year of issuance. Not to mention the tumultuous political and macroeconomic climate. In the end there was no recession, tariff related inflation spike nor a sustained correction in investment markets.

Municipals saw record new issuance in 2025.  From a performance perspective, municipals had a solid year, with stable credit spreads and solid total returns. Once again, the market saw exceptionally strong demand in the front part of the curve as investors pursued tax-exempt income while balancing their duration risk.  During the past year, performance of the Fund was once again influenced by its defensive credit profile as well as curve positioning.  The Fund used every opportunity to increase book yield, while also  maintaining  the overall portfolio quality.  We remain focused on managing the Fund’s credit risk while maximizing tax-exempt income. The continued liquidity pressures and market volatility experienced during the past year led us to be more defensive in the Fund’s composition.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ELFTX	Bloomberg U.S. Municipal Bond Index
12/31/15	$10,000	$10,000
01/31/16	$10,117	$10,119
02/29/16	$10,116	$10,135
03/31/16	$10,158	$10,167
04/30/16	$10,224	$10,242
05/31/16	$10,256	$10,270
06/30/16	$10,434	$10,433
07/31/16	$10,441	$10,440
08/31/16	$10,449	$10,454
09/30/16	$10,395	$10,401
10/31/16	$10,298	$10,292
11/30/16	$9,957	$9,908
12/31/16	$10,042	$10,025
01/31/17	$10,093	$10,091
02/28/17	$10,160	$10,161
03/31/17	$10,168	$10,183
04/30/17	$10,229	$10,257
05/31/17	$10,361	$10,420
06/30/17	$10,333	$10,382
07/31/17	$10,412	$10,466
08/31/17	$10,483	$10,546
09/30/17	$10,446	$10,492
10/31/17	$10,472	$10,518
11/30/17	$10,425	$10,462
12/31/17	$10,515	$10,571
01/31/18	$10,422	$10,447
02/28/18	$10,383	$10,415
03/31/18	$10,419	$10,454
04/30/18	$10,372	$10,416
05/31/18	$10,481	$10,536
06/30/18	$10,489	$10,545
07/31/18	$10,515	$10,570
08/31/18	$10,523	$10,597
09/30/18	$10,465	$10,529
10/31/18	$10,416	$10,464
11/30/18	$10,507	$10,580
12/31/18	$10,609	$10,707
01/31/19	$10,673	$10,787
02/28/19	$10,726	$10,845
03/31/19	$10,895	$11,017
04/30/19	$10,940	$11,058
05/31/19	$11,094	$11,210
06/30/19	$11,127	$11,252
07/31/19	$11,211	$11,343
08/31/19	$11,391	$11,522
09/30/19	$11,309	$11,429
10/31/19	$11,316	$11,450
11/30/19	$11,340	$11,478
12/31/19	$11,366	$11,513
01/31/20	$11,548	$11,720
02/29/20	$11,711	$11,871
03/31/20	$11,300	$11,441
04/30/20	$11,105	$11,297
05/31/20	$11,459	$11,656
06/30/20	$11,553	$11,752
07/31/20	$11,737	$11,950
08/31/20	$11,681	$11,894
09/30/20	$11,675	$11,897
10/31/20	$11,638	$11,861
11/30/20	$11,834	$12,040
12/31/20	$11,908	$12,113
01/31/21	$11,971	$12,191
02/28/21	$11,746	$11,997
03/31/21	$11,830	$12,071
04/30/21	$11,944	$12,172
05/31/21	$11,997	$12,208
06/30/21	$12,028	$12,242
07/31/21	$12,121	$12,343
08/31/21	$12,069	$12,298
09/30/21	$11,985	$12,209
10/31/21	$11,965	$12,174
11/30/21	$12,069	$12,277
12/31/21	$12,079	$12,297
01/31/22	$11,774	$11,961
02/28/22	$11,709	$11,918
03/31/22	$11,382	$11,531
04/30/22	$11,074	$11,212
05/31/22	$11,203	$11,379
06/30/22	$11,033	$11,193
07/31/22	$11,281	$11,488
08/31/22	$11,047	$11,237
09/30/22	$10,692	$10,805
10/31/22	$10,620	$10,715
11/30/22	$11,067	$11,217
12/31/22	$11,059	$11,249
01/31/23	$11,325	$11,572
02/28/23	$11,109	$11,310
03/31/23	$11,322	$11,561
04/30/23	$11,314	$11,535
05/31/23	$11,239	$11,435
06/30/23	$11,318	$11,549
07/31/23	$11,343	$11,595
08/31/23	$11,212	$11,428
09/30/23	$10,901	$11,093
10/31/23	$10,758	$10,999
11/30/23	$11,393	$11,697
12/31/23	$11,646	$11,969
01/31/24	$11,628	$11,908
02/29/24	$11,631	$11,923
03/31/24	$11,612	$11,923
04/30/24	$11,489	$11,775
05/31/24	$11,459	$11,740
06/30/24	$11,624	$11,920
07/31/24	$11,720	$12,029
08/31/24	$11,783	$12,124
09/30/24	$11,902	$12,244
10/31/24	$11,743	$12,065
11/30/24	$11,945	$12,274
12/31/24	$11,784	$12,095
01/31/25	$11,812	$12,156
02/28/25	$11,931	$12,276
03/31/25	$11,686	$12,068
04/30/25	$11,618	$11,971
05/31/25	$11,563	$11,978
06/30/25	$11,626	$12,053
07/31/25	$11,557	$12,029
08/31/25	$11,658	$12,133
09/30/25	$11,964	$12,414
10/31/25	$12,114	$12,568
11/30/25	$12,154	$12,597
12/31/25	$12,170	$12,608

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
ELFTX	3.28%	0.44%	1.98%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$814,272,166
  Number of Portfolio Holdings478
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$1,365,462

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten States

States	%
New York	9.5%
Florida	8.7%
Texas	8.3%
Illinois	7.2%
Pennsylvania	5.9%
Massachusetts	5.7%
California	4.9%
Washington	4.6%
New Jersey	4.3%
Colorado	3.5%

Top Ten Holdings

Holdings	%
New Jersey Educational Facilities Authority, NJ, 5.50%, due 09/01/33	1.0%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA, 5.25%, due 12/01/44	1.0%
City of Tampa Water & Wastewater System Revenue, FL, 5.25%, due 10/01/57	0.9%
Massachusetts Bay Transportation Authority Assessment Revenue, MA, 5.00%, due 07/01/52	0.9%
Chicago O'Hare International Airport, IL, 5.00%, due 01/01/48	0.7%
Hudson Yards Infrastructure Corp., NY, 4.00%, due 02/15/47	0.7%
City of Winter Garden Water & Wastewater Revenue, FL, 5.25%, due 08/01/54	0.7%
City of Chicago Wastewater Transmission Revenue, IL, 5.50%, due 01/01/62	0.6%
City of Griffin Public Utility Revenue, GA, 5.00%, due 01/01/56	0.6%
School Board of Miami-Dade County, FL, 5.00%, due 03/15/47	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR ELFTX

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Elfun Tax-Exempt Income Fund (the “Fund,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. The Code is combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees (the “Board”) has determined that the Fund has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements or services normally provided by EY in connection with the Registrant’s statutory and regulatory filings and engagements were $29,246 and $32,845, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, there were no fees for assurance and related services by EY that were reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal year ended December 31, 2025, the aggregate tax fees billed for professional services rendered by EY for tax preparation and tax compliance services were $10,650. For the fiscal year ended December 31, 2024, the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $2,774.

(d)	All Other Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Registrant, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that (i) relate directly to the operations and financial reporting of the Registrant and (ii) were pre-approved by the Registrant’s Audit Committee were approximately $9,761,443 and $9,556,710, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Fund’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate non-audit fees billed by EY for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant were approximately $37,900,000 and $36,700,000 respectively.

(h)

EY notified the Fund’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Fund, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Fund’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
December 31, 2025
Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Annual Financial Statements and Other Information
December 31, 2025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy  Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

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Elfun Tax-Exempt Income Fund
Schedule of Investments — December 31, 2025
	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.9% †
Alabama - 0.4%
Alabama Corrections Institution Finance Authority, AL Revenue
5.25% 07/01/52	$1,000,000	$1,038,046
County of Jefferson Sewer Revenue, AL Revenue
5.50% 10/01/53	1,185,000	1,239,165
Montgomery Water Works & Sanitary Sewer Board, AL Revenue
5.00% 09/01/46	750,000	798,305
		3,075,516
Arizona - 1.7%
City of Mesa Utility System Revenue, AZ Revenue, AG
5.00% 07/01/32	500,000	569,983
City of Phoenix Civic Improvement Corp., AZ Revenue
4.00% 07/01/44	1,000,000	921,457
5.00% 07/01/31	2,650,000	2,776,710
Maricopa County Unified School District No. 80 Chandler, AZ GO
4.00% 07/01/32	2,890,000	2,943,207
Maricopa County Union High School District No. 216 Agua Fria, AZ GO
5.00% 07/01/43	1,275,000	1,379,339
Salt River Project Agricultural Improvement & Power District, AZ Revenue
5.00% 01/01/47	4,730,000	4,959,300
		13,549,996
Arkansas - 0.1%
City of Bentonville Sales & Use Tax Revenue, AR Revenue
5.00% 11/01/34	500,000	545,527
California - 4.9%
Bay Area Toll Authority, CA Revenue
4.13% 04/01/54	1,235,000	1,186,484
City of Los Angeles Department of Airports, CA Revenue
5.00% 05/15/34	1,645,000	1,711,633
City of Los Angeles Wastewater System Revenue, CA Revenue
5.00% 06/01/48	5,000,000	5,110,320
East Bay Municipal Utility District Water System Revenue, CA Revenue
5.00% 06/01/55	2,000,000	2,131,426
Northern California Transmission Agency, CA Revenue
5.00% 05/01/37	3,610,000	3,632,805
Oakland Unified School District/Alameda County, CA GO, AG
5.00% 08/01/35	1,000,000	1,153,233
Oakland Unified School District/Alameda County, CA GO
5.00% 08/01/37	890,000	914,844
Sacramento Municipal Utility District, CA Revenue
5.00% 08/15/48	1,000,000	1,063,723
San Diego County Regional Airport Authority, CA Revenue
5.00% 07/01/33	1,000,000	1,134,135
	Principal Amount	Fair Value
San Diego Unified School District, CA GO
4.00% 07/01/53	$1,000,000	$942,931
San Francisco City & County Airport Comm-San Francisco International Airport, CA Revenue
5.00% 05/01/33 - 05/01/36	3,195,000	3,501,906
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Revenue
5.00% 10/01/34	1,495,000	1,498,734
Santa Cruz City High School District, CA GO
4.00% 08/01/40	1,200,000	1,206,196
Southern California Public Power Authority, CA Revenue
5.00% 09/01/30	500,000	531,346
State of California, CA GO
4.00% 09/01/47	2,000,000	1,947,877
4.75% 12/01/42	1,000,000	1,058,574
5.00% 03/01/27 - 08/01/30	7,285,000	7,521,553
University of California, CA Revenue
4.00% 05/15/46	1,800,000	1,745,878
5.00% 05/15/46	2,000,000	2,097,538
		40,091,136
Colorado - 3.5%
Adams & Arapahoe Counties Joint School District 28J Aurora, CO GO, State Aid Withholding
5.00% 12/01/32	2,000,000	2,041,523
Adams & Arapahoe Counties Joint School District 28J Aurora, CO GO, BAM
5.50% 12/01/54	1,100,000	1,173,715
Board of Governors of Colorado State University System, CO Revenue
4.00% 03/01/43	1,000,000	974,515
Board of Water Commissioners City & County of Denver, CO Revenue
5.00% 09/15/47	2,000,000	2,038,043
Cherokee Metropolitan District, CO Revenue, BAM
4.00% 08/01/45	2,700,000	2,621,593
City & County of Denver Airport System Revenue, CO Revenue
4.00% 12/01/37	1,000,000	997,776
5.00% 11/15/29 - 11/15/41	4,105,000	4,280,464
City & County of Denver Pledged Excise Tax Revenue, CO Revenue
4.00% 08/01/46	2,485,000	2,362,969
City of Colorado Springs Utilities System Revenue, CO Revenue
5.00% 11/15/42	1,665,000	1,702,626
5.25% 11/15/50	3,000,000	3,227,519
Colorado Health Facilities Authority, CO Revenue
4.00% 08/01/38 - 05/15/52	3,500,000	3,368,777
5.00% 05/15/34 - 05/15/35	2,400,000	2,717,846
E-470 Public Highway Authority, CO Revenue
5.00% 09/01/36	1,000,000	1,082,759
		28,590,125

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	1

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Connecticut - 2.0%
City of New Haven, CT GO, AG
5.00% 08/01/33	$1,000,000	$1,141,485
Connecticut State Health & Educational Facilities Authority, CT Revenue
2.95% 07/01/49	1,500,000	1,508,477
5.00% 07/01/33	1,000,000	1,157,469
State of Connecticut Special Tax Revenue, CT Revenue
4.00% 05/01/36 - 11/01/38	4,015,000	4,125,110
5.00% 07/01/36	1,090,000	1,245,674
State of Connecticut, CT GO, AG
4.00% 04/15/38	2,000,000	2,030,101
State of Connecticut, CT GO
5.00% 09/15/26 - 03/15/30	3,500,000	3,644,239
University of Connecticut, CT Revenue
5.00% 05/01/39	1,015,000	1,113,322
		15,965,877
Delaware - 0.6%
Delaware Transportation Authority, DE Revenue
5.00% 06/01/55	1,000,000	1,000,089
State of Delaware, DE GO
3.50% 03/01/33	2,000,000	2,001,854
5.00% 05/01/38	1,500,000	1,691,706
		4,693,649
District of Columbia - 3.4%
District of Columbia Income Tax Revenue, DC Revenue
4.00% 03/01/39 - 05/01/45	10,575,000	10,429,619
District of Columbia Water & Sewer Authority, DC Revenue
4.00% 10/01/38	2,185,000	2,186,877
District of Columbia, DC GO
4.00% 06/01/35	1,000,000	1,002,330
Metropolitan Washington Airports Authority Aviation Revenue, DC Revenue
5.00% 10/01/29 - 10/01/47	8,570,000	9,223,733
Washington Metropolitan Area Transit Authority, DC Revenue
5.00% 07/01/42	5,000,000	5,077,523
		27,920,082
Florida - 8.7%
Central Florida Tourism Oversight District, FL GO
5.00% 06/01/40	1,000,000	1,107,391
City of Cocoa Water & Sewer Revenue, FL Revenue
5.00% 10/01/36	1,225,000	1,291,781
City of Fort Lauderdale Water & Sewer Revenue, FL Revenue
4.00% 09/01/41	1,000,000	1,003,254
5.50% 09/01/53	1,500,000	1,609,715
City of Fort Lauderdale, FL Revenue
5.00% 07/01/52	2,235,000	2,327,789
City of Miami, FL Revenue
5.00% 01/01/44	500,000	536,816
	Principal Amount	Fair Value
City of St. Petersburg Public Utility Revenue, FL Revenue
5.00% 10/01/52	$1,000,000	$1,040,170
City of Tallahassee Energy System Revenue, FL Revenue
5.00% 10/01/36	555,000	647,097
City of Tampa Water & Wastewater System Revenue, FL Revenue
5.00% 10/01/54	1,500,000	1,545,429
5.25% 10/01/57	7,000,000	7,343,956
City of Winter Garden Water & Wastewater Revenue, FL Revenue
5.25% 08/01/54	5,045,000	5,345,115
County of Hillsborough, FL GO
5.00% 07/01/53	2,825,000	2,947,999
County of Miami-Dade Aviation Revenue, FL Revenue
4.00% 10/01/39	1,675,000	1,681,258
County of Miami-Dade Seaport Department, FL Revenue, AG
4.00% 10/01/40	3,000,000	2,998,936
County of Miami-Dade Transit System, FL Revenue
4.00% 07/01/45	1,290,000	1,213,590
5.00% 07/01/52	2,000,000	2,037,299
County of Miami-Dade Water & Sewer System Revenue, FL Revenue
4.00% 10/01/38 - 10/01/48	9,500,000	9,086,273
5.00% 10/01/36	1,000,000	1,144,232
Florida Development Finance Corp., FL Revenue, AG
5.25% 07/01/47	2,500,000	2,457,884
Florida Municipal Power Agency, FL Revenue
4.00% 10/01/30	1,085,000	1,107,823
Florida State Board of Governors University of North Florida Dormitory Revenue, FL Revenue, BAM
5.00% 11/01/39	2,560,000	2,817,331
JEA Electric System Revenue, FL Revenue
5.00% 10/01/36	1,515,000	1,743,335
JEA Water & Sewer System Revenue, FL Revenue
4.00% 10/01/39	3,000,000	2,998,635
School Board of Miami-Dade County, FL GO, BAM
5.00% 03/15/47	5,000,000	5,195,634
State of Florida Department of Transportation, FL Revenue
4.00% 07/01/41	1,000,000	1,021,259
5.00% 07/01/38	1,000,000	1,120,847
State of Florida, FL GO
4.00% 07/01/51	3,950,000	3,730,533
Sumter County School Board, FL COP, AG
5.00% 01/01/35	500,000	572,910
Tampa Bay Water, FL Revenue
5.00% 10/01/32	1,000,000	1,150,913
West Palm Beach Community Redevelopment Agency, FL Tax Allocation Revenue, AG
5.00% 03/01/33	1,000,000	1,065,288
Wildwood Utility Dependent District, FL Revenue, AG
5.25% 10/01/38	1,000,000	1,117,458
		71,007,950

See Notes to Schedules of Investments and Notes to Financial Statements.
2	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Georgia - 2.3%
City of Atlanta Airport Passenger Facility Charge, GA Revenue
4.00% 07/01/37 - 07/01/38	$2,000,000	$2,006,164
City of Atlanta Water & Wastewater Revenue, GA Revenue, AG
5.75% 11/01/30	3,000,000	3,442,103
City of Griffin Public Utility Revenue, GA Revenue, BAM
5.00% 01/01/56	5,000,000	5,196,135
County of Fulton, GA GO
4.00% 07/01/40	1,000,000	1,005,210
Georgia Ports Authority, GA Revenue
4.00% 07/01/51	5,000,000	4,646,088
Private Colleges & Universities Authority, GA Revenue
4.00% 10/01/46	2,355,000	2,158,885
		18,454,585
Hawaii - 0.0%*
City & County of Honolulu, HI GO
5.00% 09/01/30	50,000	53,276
Illinois - 7.2%
Chicago Midway International Airport, IL Revenue, BAM
5.00% 01/01/33	450,000	499,004
Chicago O'Hare International Airport, IL Revenue
5.00% 01/01/29 - 01/01/48	13,315,000	13,639,429
Chicago Park District, IL GO, BAM-TCRS
4.00% 01/01/41	1,000,000	967,697
Chicago Park District, IL GO
5.00% 01/01/35 - 01/01/46	2,500,000	2,656,732
Chicago Transit Authority Sales Tax Receipts Fund, IL Revenue
4.00% 12/01/49	2,000,000	1,791,852
City of Chicago Wastewater Transmission Revenue, IL Revenue, BAM
5.00% 01/01/38	1,340,000	1,490,832
City of Chicago Wastewater Transmission Revenue, IL Revenue, AG
5.50% 01/01/62	5,035,000	5,284,834
Illinois Finance Authority, IL Revenue
4.00% 11/01/39	1,000,000	1,004,313
5.00% 04/01/35 - 10/01/41	2,000,000	2,149,072
Illinois State Toll Highway Authority, IL Revenue
4.00% 01/01/44 - 01/01/46	4,900,000	4,608,475
5.00% 01/01/37 - 01/01/47	9,830,000	10,070,244
Lake County School District No. 112 North Shore, IL GO
4.00% 12/01/38	1,000,000	1,025,556
Sales Tax Securitization Corp., IL Revenue
5.00% 01/01/33	1,525,000	1,690,868
Southwestern Illinois Development Authority, IL Revenue
4.00% 04/15/31	2,450,000	2,553,051
State of Illinois Sales Tax Revenue, IL Revenue
5.00% 06/15/38	1,000,000	1,094,742
State of Illinois, IL GO
5.00% 10/01/30 - 02/01/38	5,720,000	6,220,864
	Principal Amount	Fair Value
5.50% 05/01/30	$2,000,000	$2,140,313
		58,887,878
Indiana - 1.8%
Indiana Bond Bank, IN Revenue
5.00% 08/15/44	750,000	792,397
Indiana Finance Authority, IN Revenue
5.25% 10/01/52	3,105,000	3,212,098
Indiana Municipal Power Agency, IN Revenue
5.00% 01/01/42	2,160,000	2,242,486
Indianapolis Local Public Improvement Bond Bank, IN Revenue
4.00% 02/01/44	3,500,000	3,414,428
5.00% 01/01/30 - 01/01/48	4,605,000	4,913,487
		14,574,896
Iowa - 0.5%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, IA Revenue, AG
4.00% 07/01/34	555,000	583,516
City of Ames, IA GO
5.00% 06/01/32	1,090,000	1,215,259
Iowa Finance Authority, IA Revenue
5.00% 08/01/36	2,035,000	2,317,729
		4,116,504
Kentucky - 0.9%
Kentucky State Property & Building Commission, KY Revenue
5.00% 04/01/37	2,525,000	2,580,718
Louisville & Jefferson County Metropolitan Sewer District, KY Revenue
5.00% 05/15/51	525,000	543,722
Louisville Water Co., KY Revenue
3.00% 11/15/34	1,000,000	982,054
Northern Kentucky University, KY Revenue, State Intercept
5.00% 09/01/33	2,000,000	2,284,835
University of Kentucky, KY Revenue, State Intercept
4.00% 04/01/41	1,000,000	1,009,751
		7,401,080
Maine - 0.4%
Maine Turnpike Authority, ME Revenue
4.00% 07/01/45	2,000,000	1,938,840
Regional School Unit No. 14, ME GO
5.00% 11/01/31	500,000	565,250
Town of Bar Harbor, ME GO
5.00% 09/01/38	450,000	512,726
		3,016,816
Maryland - 1.5%
City of Baltimore, MD Revenue
4.00% 07/01/44	1,000,000	963,347

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	3

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
5.00% 07/01/33 - 07/01/35	$2,155,000	$2,197,418
County of Baltimore, MD GO
4.00% 03/01/41	1,195,000	1,200,290
5.00% 03/01/46 - 03/01/53	4,765,000	4,990,608
County of Prince George's, MD GO
5.00% 07/15/33	1,000,000	1,056,180
Washington Suburban Sanitary Commission, MD Revenue
4.00% 06/01/47	2,000,000	1,929,336
		12,337,179
Massachusetts - 5.7%
Commonwealth of Massachusetts Transportation Fund Revenue, MA Revenue
4.00% 06/01/50	2,000,000	1,887,155
5.00% 06/01/55	1,000,000	1,044,298
Commonwealth of Massachusetts, MA GO
5.00% 08/01/33 - 08/01/52	10,990,000	11,625,268
Commonwealth of Massachusetts, MA Revenue, NATL
5.50% 01/01/34	3,950,000	4,612,468
Massachusetts Bay Transportation Authority Assessment Revenue, MA Revenue
5.00% 07/01/52	7,095,000	7,333,711
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA Revenue
4.00% 07/01/48	1,250,000	1,175,462
Massachusetts Development Finance Agency, MA Revenue
4.00% 10/01/44 - 10/01/46	9,015,000	8,689,039
4.00% 06/01/49 (a)	1,000,000	1,049,535
Massachusetts State College Building Authority, MA Revenue, State Intercept
4.00% 05/01/39	1,440,000	1,443,281
Massachusetts State College Building Authority, MA Revenue
4.00% 05/01/40 - 05/01/43	3,015,000	3,021,018
Northeast Metropolitan Regional Vocational School District, MA GO
4.00% 04/15/47	1,500,000	1,416,601
Town of Andover, MA GO
4.00% 07/15/52	2,605,000	2,482,394
Town of East Longmeadow, MA GO
4.00% 11/01/49	1,000,000	956,032
		46,736,262
Michigan - 1.9%
Ann Arbor School District, MI GO
5.00% 05/01/39	1,000,000	1,138,266
City of Kalamazoo, MI GO, BAM
5.00% 10/01/36	1,015,000	1,152,231
City of Lansing, MI GO, AG
5.00% 06/01/43	1,000,000	1,058,630
Great Lakes Water Authority Sewage Disposal System Revenue, MI Revenue
5.00% 07/01/33 - 07/01/36	2,850,000	3,021,982
	Principal Amount	Fair Value
Great Lakes Water Authority Water Supply System Revenue, MI Revenue
5.00% 07/01/35	$1,000,000	$1,150,308
Michigan Finance Authority, MI Revenue
5.00% 11/01/31	1,395,000	1,471,307
Michigan State University, MI Revenue
5.00% 08/15/41	600,000	660,154
State of Michigan Trunk Line Revenue, MI Revenue
4.00% 11/15/46	1,500,000	1,421,845
University of Michigan, MI Revenue
5.00% 04/01/48 - 04/01/50	4,620,000	4,759,355
		15,834,078
Minnesota - 2.3%
City of Minneapolis, MN GO
3.00% 12/01/34	1,315,000	1,303,148
4.00% 12/01/41	1,125,000	1,149,271
City of Rochester, MN Revenue
4.00% 11/15/48	5,000,000	4,756,011
City of St. Paul Water Revenue, MN Revenue
4.00% 12/01/45	2,500,000	2,490,933
County of St. Louis, MN GO
3.00% 12/01/31	1,545,000	1,549,763
Dover & Eyota Independent School District No. 533, MN GO, School District Credit Enhancement Program
4.00% 02/01/40	1,285,000	1,317,242
Maple River Independent School District No. 2135, MN GO, School District Credit Enhancement Program
5.00% 02/01/28	750,000	788,613
Minneapolis-St. Paul Metropolitan Airports Commission, MN Revenue
5.00% 01/01/52	1,920,000	1,982,957
State of Minnesota Department of Iron Range Resources & Rehabilitation, MN Revenue
5.00% 10/01/32	1,015,000	1,152,146
State of Minnesota, MN GO
5.00% 08/01/37	1,000,000	1,120,167
Stillwater Independent School District No. 834, MN GO, School District Credit Enhancement Program
4.00% 02/01/41	1,000,000	1,018,918
		18,629,169
Mississippi - 0.1%
Mississippi Development Bank, MS Revenue
5.00% 01/01/32	500,000	564,157
Missouri - 1.0%
City of St. Louis, MO GO
5.00% 02/15/43	800,000	850,459
Health & Educational Facilities Authority of the State of Missouri, MO Revenue
4.00% 07/01/46 - 11/15/48	4,200,000	3,877,283
Missouri Joint Municipal Electric Utility Commission, MO Revenue
5.00% 01/01/34 - 01/01/38	1,500,000	1,717,898

See Notes to Schedules of Investments and Notes to Financial Statements.
4	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
St. Louis County School District C-2 Parkway, MO GO
4.00% 03/01/39	$1,395,000	$1,429,148
		7,874,788
Montana - 0.2%
Yellowstone County K-12 School District No. 26 Lockwood, MT GO
5.00% 07/01/35	1,570,000	1,644,461
Nebraska - 0.8%
Omaha Public Power District, NE Revenue
5.00% 02/01/50 - 02/01/54	3,000,000	3,135,863
5.25% 02/01/53	3,000,000	3,155,475
		6,291,338
Nevada - 0.4%
Clark County School District, NV GO, BAM-TCRS
5.00% 06/15/37	1,000,000	1,106,220
County of Clark, NV GO
4.00% 06/01/37	2,000,000	2,048,265
		3,154,485
New Hampshire - 0.1%
New Hampshire Municipal Bond Bank, NH Revenue
4.00% 08/15/43	1,000,000	988,217
New Jersey - 4.3%
Madison Borough Board of Education, NJ GO
4.00% 08/15/41	1,000,000	1,013,166
New Jersey Economic Development Authority, NJ Revenue
5.00% 06/15/43	4,500,000	4,617,394
New Jersey Educational Facilities Authority, NJ Revenue
5.00% 08/01/33	750,000	858,748
5.50% 09/01/30 - 09/01/33	13,700,000	13,920,377
New Jersey Transportation Trust Fund Authority, NJ Revenue
5.00% 12/15/34 - 06/15/45	8,430,000	8,974,877
New Jersey Turnpike Authority, NJ Revenue
5.00% 01/01/29 - 01/01/48	5,240,000	5,500,702
		34,885,264
New Mexico - 0.3%
County of Santa Fe, NM GO
4.00% 07/01/34	1,000,000	1,047,755
State of New Mexico, NM GO
5.00% 03/01/33	1,500,000	1,641,804
		2,689,559
New York - 9.5%
City of New York, NY GO
4.00% 08/01/39	1,155,000	1,162,289
5.00% 08/01/27 - 10/01/37	5,385,000	5,795,140
Empire State Development Corp., NY Revenue
4.00% 03/15/44	1,000,000	958,039
5.00% 03/15/54 - 03/15/57	4,000,000	4,104,542
	Principal Amount	Fair Value
Hudson Yards Infrastructure Corp., NY Revenue
4.00% 02/15/44	$4,500,000	$4,328,361
5.00% 02/15/36 - 02/15/42	4,635,000	4,729,020
Hudson Yards Infrastructure Corp., NY Revenue, AG
4.00% 02/15/47	5,830,000	5,454,683
Long Island Power Authority, NY Revenue
5.00% 09/01/29 - 09/01/49	2,300,000	2,492,959
Metropolitan Transportation Authority Dedicated Tax Fund, NY Special Tax
4.00% 11/15/46	1,500,000	1,418,120
Metropolitan Transportation Authority, NY Revenue
5.25% 11/15/55	1,000,000	1,020,323
New York City Municipal Water Finance Authority, NY Revenue
4.00% 06/15/41 - 06/15/52	10,130,000	9,506,727
5.00% 06/15/41	1,755,000	1,857,076
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Revenue
5.00% 11/01/29 - 11/01/47	9,530,000	10,134,693
5.50% 05/01/53	2,500,000	2,663,208
New York Liberty Development Corp., NY Revenue
5.25% 10/01/35	1,000,000	1,169,142
New York Power Authority, NY Revenue, AG
5.13% 11/15/58	2,020,000	2,105,870
New York State Dormitory Authority, NY Revenue
4.00% 02/15/47	2,000,000	1,838,979
5.00% 03/15/38	1,205,000	1,360,360
New York State Dormitory Authority, NY Revenue, AG
5.00% 07/01/36	500,000	574,546
New York State Thruway Authority, NY Revenue
4.00% 03/15/44	2,000,000	1,937,618
5.00% 03/15/55	1,500,000	1,549,130
New York Transportation Development Corp., NY Revenue
5.00% 12/01/37 - 06/30/60	2,700,000	2,692,761
5.50% 06/30/39	1,000,000	1,066,919
Onondaga County Trust for Cultural Resources, NY Revenue
5.00% 12/01/45	1,000,000	1,032,400
Port Authority of New York & New Jersey, NY Revenue
5.00% 12/01/28 - 07/15/38	2,000,000	2,140,557
Troy Capital Resource Corp., NY Revenue
5.00% 09/01/39	1,400,000	1,474,049
Utility Debt Securitization Authority, NY Revenue
5.00% 12/15/40 - 12/15/50	2,185,000	2,387,653
		76,955,164
North Carolina - 1.0%
City of Charlotte Airport Revenue, NC Revenue
4.00% 07/01/36	1,500,000	1,512,599
City of Durham, NC Revenue
4.00% 04/01/37	3,000,000	3,041,205
County of Union, NC GO
5.00% 09/01/37	1,500,000	1,705,534

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	5

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
County of Wake, NC Revenue
5.00% 05/01/31	$500,000	$563,821
North Carolina Turnpike Authority, NC Revenue, AG
5.00% 01/01/29	1,190,000	1,214,635
		8,037,794
Ohio - 1.5%
City of Columbus, OH GO
5.00% 04/01/35	1,020,000	1,091,194
Dublin City School District, OH GO
4.00% 12/01/30	1,010,000	1,051,585
Grandview Heights City School District, OH GO
5.00% 12/01/50	2,000,000	2,096,428
Ohio Turnpike & Infrastructure Commission, OH Revenue
5.00% 02/15/51	1,000,000	1,031,285
Ohio Water Development Authority, OH Revenue
5.00% 12/01/40	3,000,000	3,321,883
Shaker Heights City School District, OH GO
5.25% 12/15/59	2,900,000	3,055,599
State of Ohio, OH Revenue
5.00% 12/15/28	760,000	768,095
		12,416,069
Oklahoma - 1.7%
City of Oklahoma City, OK GO
5.00% 03/01/28 - 03/01/35	3,975,000	4,275,646
Oklahoma Turnpike Authority, OK Revenue
5.50% 01/01/53	1,370,000	1,455,568
Oklahoma Water Resources Board, OK Revenue
4.00% 04/01/41	1,000,000	1,018,090
5.00% 04/01/40 - 04/01/55	4,495,000	4,691,374
Washington County Rural Water District No. 3, OK Revenue
3.00% 09/15/41	3,000,000	2,643,827
		14,084,505
Oregon - 1.1%
City of Bend, OR GO
5.00% 06/01/34	1,000,000	1,174,979
City of Eugene Water Utility System Revenue, OR Revenue
5.00% 08/01/48	3,300,000	3,450,107
Port of Portland Airport Revenue, OR Revenue
5.00% 07/01/29 - 07/01/34	2,000,000	2,136,140
State of Oregon Department of Transportation, OR Revenue
5.00% 11/15/29	1,040,000	1,074,242
Tri-County Metropolitan Transportation District of Oregon, OR Revenue
5.00% 10/01/30	1,000,000	1,044,572
		8,880,040
Pennsylvania - 5.9%
Allegheny County Sanitary Authority, PA Revenue
5.00% 06/01/43	1,245,000	1,276,801
	Principal Amount	Fair Value
Bethlehem Area School District, PA GO, BAM, State Aid Withholding
5.00% 08/01/33	$500,000	$567,094
Bucks County Water & Sewer Authority, PA Revenue, AG
5.25% 12/01/47	1,700,000	1,798,702
Chester County Industrial Development Authority, PA Revenue, BAM
5.00% 08/01/32	1,000,000	1,107,473
City of Philadelphia Airport Revenue, PA Revenue
4.00% 07/01/40	3,000,000	3,000,216
5.00% 07/01/28 - 07/01/31	2,900,000	3,138,934
City of Philadelphia Water & Wastewater Revenue, PA Revenue, AG
5.00% 09/01/35	375,000	438,956
City of Philadelphia Water & Wastewater Revenue, PA Revenue
5.00% 10/01/48	1,000,000	1,018,875
City of Philadelphia, PA GO
5.00% 08/01/33 - 05/01/35	1,375,000	1,540,432
City of Pittsburgh, PA GO
5.00% 09/01/32	750,000	814,202
Commonwealth of Pennsylvania, PA GO
4.00% 09/15/34 - 09/01/43	3,575,000	3,585,493
County of Allegheny, PA GO
5.00% 12/01/37	630,000	699,632
County of Delaware, PA GO
5.00% 08/01/48	1,010,000	1,047,172
Lehigh County General Purpose Authority, PA Revenue
5.00% 02/01/29	850,000	893,304
Middletown Area School District, PA GO, AG, State Aid Withholding
4.00% 03/01/36	1,000,000	1,006,340
Muhlenberg School District, PA GO, State Aid Withholding
5.00% 05/15/55	1,000,000	1,032,733
Pennsylvania Higher Educational Facilities Authority, PA Revenue
4.00% 02/15/43 - 08/15/49	5,060,000	4,807,229
5.00% 05/01/41	1,000,000	1,006,115
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Revenue
5.25% 12/01/44	7,500,000	7,761,586
Pennsylvania Turnpike Commission, PA Revenue
5.00% 12/01/32 - 12/01/49	5,610,000	5,921,527
Philadelphia Gas Works Co., PA Revenue
5.00% 08/01/33	3,300,000	3,407,034
Temple University-of The Commonwealth System of Higher Education, PA Revenue, AG
5.00% 04/01/34	130,000	151,352
Upper Darby School District, PA GO, BAM, State Aid Withholding
5.00% 04/01/55	1,000,000	1,018,691

See Notes to Schedules of Investments and Notes to Financial Statements.
6	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Upper Merion Area School District, PA GO, State Aid Withholding
4.00% 01/15/46	$1,450,000	$1,388,427
		48,428,320
Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp., RI Revenue, BAM
5.00% 05/15/35	530,000	614,784
South Carolina - 1.5%
Anderson County School District No. 5, SC GO
5.00% 03/01/30	1,000,000	1,003,870
Beaufort County School District, SC GO
4.00% 03/01/33	2,200,000	2,303,668
City of Columbia Waterworks & Sewer System Revenue, SC Revenue
5.00% 02/01/48	1,100,000	1,148,581
City of Florence Combined Waterworks & Sewerage System Revenue, SC Revenue
4.00% 09/01/50	1,500,000	1,394,092
Clemson University, SC Revenue
3.00% 05/01/33	1,795,000	1,782,328
South Carolina Ports Authority, SC Revenue
5.00% 07/01/33	1,800,000	1,900,864
Spartanburg County School District No. 4, SC GO
5.00% 03/01/47	2,745,000	2,845,842
		12,379,245
Tennessee - 1.8%
City of Knoxville Electric System Revenue, TN Revenue
5.00% 07/01/43	1,710,000	1,797,494
City of Knoxville Wastewater System Revenue, TN Revenue
3.50% 04/01/38	3,000,000	2,995,635
City of Memphis Memphis Light Gas & Water Division Electric System Revenue, TN Revenue
5.00% 12/01/28 - 12/01/35	1,085,000	1,225,500
City of Memphis, TN GO
4.00% 05/01/38	2,345,000	2,363,544
County of Montgomery, TN GO
4.00% 06/01/36	1,250,000	1,292,873
County of Rutherford, TN GO
3.00% 04/01/35	2,000,000	1,966,092
Tennessee State School Bond Authority, TN Revenue, State Intercept
5.00% 11/01/52	3,280,000	3,405,614
		15,046,752
Texas - 8.3%
Arlington Higher Education Finance Corp., TX Revenue, Permanent School Fund
5.00% 02/15/35	1,550,000	1,551,030
	Principal Amount	Fair Value
Arlington Independent School District, TX GO, Permanent School Fund
5.00% 02/15/38	$500,000	$569,649
Austin Independent School District, TX GO, Permanent School Fund
5.25% 08/01/49	1,000,000	1,065,696
Azle Independent School District, TX GO, Permanent School Fund
5.00% 02/15/32	1,000,000	1,134,219
Barbers Hill Independent School District, TX GO, Permanent School Fund
4.00% 02/15/49	1,500,000	1,400,609
Bishop Consolidated Independent School District, TX GO, Permanent School Fund
5.00% 08/15/39	140,000	154,525
Board of Regents of the University of Texas System, TX Revenue
5.00% 08/15/31	710,000	801,981
Central Texas Turnpike System, TX Revenue
5.00% 08/15/32 - 08/15/38	3,500,000	3,949,744
City of Austin Airport System Revenue, TX Revenue
5.00% 11/15/33	1,000,000	1,101,684
City of El Paso Water & Sewer Revenue, TX Revenue
5.00% 03/01/34	500,000	573,244
City of Galveston Wharves & Terminal Revenue, TX Revenue
5.00% 08/01/27 - 08/01/34	1,500,000	1,590,902
City of Garland Electric Utility System Revenue, TX Revenue, AG
5.00% 03/01/44	1,400,000	1,472,794
City of Houston Airport System Revenue, TX Revenue
5.00% 07/01/28	1,500,000	1,573,958
City of Houston Combined Utility System Revenue, TX Revenue
5.00% 11/15/35	1,000,000	1,147,873
City of Tyler Water & Sewer System Revenue, TX Revenue
5.00% 09/01/30	1,245,000	1,370,059
Conroe Independent School District, TX GO, Permanent School Fund
5.00% 02/15/31	500,000	558,116
County of El Paso, TX GO
5.00% 02/15/32	1,025,000	1,061,344
County of Harris Toll Road Revenue, TX Revenue
5.00% 08/15/35	1,500,000	1,733,336
Dallas Fort Worth International Airport, TX Revenue
5.00% 11/01/27 - 11/01/40	2,830,000	3,028,182
Dickinson Independent School District, TX GO, Permanent School Fund
4.00% 02/15/43	1,000,000	997,530
Forney Independent School District, TX GO, Permanent School Fund
5.00% 08/15/39	1,200,000	1,315,148
Fort Bend County Texas Public Facility Corp., TX Revenue
5.00% 03/01/42	1,500,000	1,592,252

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	7

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Fort Bend Independent School District, TX GO, Permanent School Fund
4.00% 08/15/36	$1,095,000	$1,105,615
Greenwood Independent School District, TX GO, Permanent School Fund
5.00% 02/15/49	2,000,000	2,072,154
Hays Consolidated Independent School District, TX GO, Permanent School Fund
5.00% 02/15/33	765,000	878,282
Hutto Independent School District, TX GO, Permanent School Fund
5.00% 08/01/44	1,600,000	1,698,215
Katy Independent School District, TX GO, Permanent School Fund
5.00% 02/15/43	750,000	804,207
Lamar Consolidated Independent School District, TX GO, Permanent School Fund
4.00% 02/15/40	1,000,000	1,007,774
5.00% 02/15/37 - 02/15/53	2,690,000	2,925,287
Lower Colorado River Authority, TX Revenue
5.00% 05/15/31 - 05/15/37	3,000,000	3,180,031
Lower Colorado River Authority, TX Revenue, AG
5.00% 05/15/38	1,000,000	1,103,110
Lower Colorado River Authority, TX Revenue, BAM
5.00% 05/15/55	2,455,000	2,526,026
Mount Vernon Independent School District, TX GO, Permanent School Fund
5.00% 08/15/30	500,000	553,941
North Texas Municipal Water District, TX Revenue
5.00% 06/01/35	1,000,000	1,122,045
Pittsburg Independent School District, TX GO, Permanent School Fund
4.00% 02/15/49	1,250,000	1,179,238
Port Authority of Houston of Harris County Texas, TX Revenue
5.00% 10/01/51	1,025,000	1,050,685
Red River Education Finance Corp., TX Revenue
5.00% 03/15/35	1,000,000	1,165,304
San Antonio Water System, TX Revenue
5.00% 05/15/34	500,000	580,284
Spring Independent School District, TX GO, Permanent School Fund
5.00% 08/15/36	1,000,000	1,163,711
State of Texas, TX GO
4.00% 10/01/44	1,985,000	1,936,999
Texas A&M University, TX Revenue
5.00% 05/15/28 - 05/15/37	2,520,000	2,832,651
Texas Water Development Board, TX Revenue
5.00% 08/01/34 - 10/15/58	3,500,000	3,761,790
5.25% 10/15/51	1,500,000	1,584,314
Tomball Independent School District, TX GO, Permanent School Fund
4.00% 02/15/44	1,000,000	982,210
5.00% 02/15/48	1,700,000	1,769,361
	Principal Amount	Fair Value
Upper Trinity Regional Water District, TX Revenue, BAM
5.00% 08/01/27	$530,000	$548,739
		67,275,848
Utah - 2.2%
Central Valley Water Reclamation Facility, UT Revenue
3.00% 03/01/30 - 03/01/35	2,225,000	2,217,218
4.00% 03/01/47	1,000,000	936,839
City of Salt Lake City Airport Revenue, UT Revenue
5.00% 07/01/46	2,000,000	2,030,585
City of Salt Lake City Public Utilities Revenue, UT Revenue
4.00% 02/01/45	1,220,000	1,196,551
County of Utah, UT Revenue
4.00% 05/15/47	1,255,000	1,121,785
5.00% 05/15/31	1,125,000	1,186,619
Intermountain Power Agency, UT Revenue
5.00% 07/01/37 - 07/01/40	3,035,000	3,303,963
Ogden City Redevelopment Agency, UT Revenue
5.00% 01/15/48 - 01/15/53	2,925,000	3,014,915
University of Utah, UT Revenue
5.00% 08/01/42	1,685,000	1,800,806
Weber School District, UT GO, School Bond Guaranty
4.00% 06/15/43	1,000,000	999,306
		17,808,587
Virginia - 2.0%
Alexandria Sanitation Authority, VA Revenue
5.00% 07/15/44	380,000	410,429
Chesapeake Bay Bridge & Tunnel District, VA Revenue
5.00% 07/01/46 - 07/01/51	4,000,000	4,003,585
City of Alexandria, VA GO, State Aid Withholding
4.00% 12/15/48	2,500,000	2,398,138
County of Fairfax Sewer Revenue, VA Revenue
5.00% 07/15/54	3,125,000	3,287,962
County of Fairfax, VA GO, State Aid Withholding
4.00% 10/01/43	2,500,000	2,498,355
Fairfax County Water Authority, VA Revenue
4.00% 04/01/43	1,000,000	1,013,663
Virginia College Building Authority, VA Revenue, State Intercept
4.00% 09/01/35	1,000,000	1,016,363
Virginia Commonwealth Transportation Board, VA Revenue
4.00% 05/15/44	1,000,000	980,034
Virginia Small Business Financing Authority, VA Revenue
5.00% 12/31/52	905,000	866,616
		16,475,145
Washington - 4.6%
City of Olympia, WA GO
5.00% 12/01/52	1,000,000	1,044,314
City of Seattle Drainage & Wastewater Revenue, WA Revenue
4.00% 07/01/36 - 09/01/41	4,275,000	4,313,604

See Notes to Schedules of Investments and Notes to Financial Statements.
8	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
City of Seattle Municipal Light & Power Revenue, WA Revenue
4.00% 01/01/39 - 09/01/40	$4,040,000	$4,077,344
5.00% 07/01/52	3,000,000	3,096,664
City of Seattle, WA GO
4.00% 12/01/31	2,500,000	2,501,307
City of Tacoma Electric System Revenue, WA Revenue
5.00% 01/01/36	500,000	572,451
County of King Sewer Revenue, WA Revenue
5.00% 01/01/53	2,500,000	2,619,548
Grant County Public Utility District No. 2 Electric Revenue, WA Revenue
5.00% 01/01/44	1,345,000	1,417,274
King County School District No. 414 Lake Washington, WA GO, School Bond Guaranty
5.00% 12/01/36	50,000	52,309
Port of Seattle, WA Revenue
5.00% 08/01/28 - 08/01/36	5,485,000	5,792,307
Snohomish County Public Utility District No. 1 Electric System Revenue, WA Revenue
5.00% 12/01/38	1,500,000	1,725,015
Spokane County School District No. 356 Central Valley, WA GO, School Bond Guaranty
4.00% 12/01/31	2,605,000	2,665,972
State of Washington, WA GO
5.00% 08/01/30 - 06/01/41	5,140,000	5,662,678
Vancouver Library Capital Facilities Area, WA GO
4.00% 12/01/27	1,000,000	1,013,536
Washington Health Care Facilities Authority, WA Revenue
5.00% 08/01/35	750,000	788,617
		37,342,940
Wisconsin - 0.7%
County of Dane, WI GO
5.00% 06/01/28	2,340,000	2,459,946
Oshkosh Area School District, WI GO
5.00% 03/01/36	1,000,000	1,114,434
State of Wisconsin, WI GO
4.00% 05/01/40	2,000,000	2,019,280
		5,593,660
Total Municipal Bonds and Notes (Cost $800,375,593)		804,912,703
	Principal Amount	Fair Value
Short-Term Investment - 0.4%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.74% (b)(c) (Cost $3,665,430)	$3,665,430	$3,665,430
Total Investments (Cost $804,041,023)		808,578,133
Other Assets and Liabilities, net - 0.7%		5,694,033
NET ASSETS - 100.0%		$814,272,166

(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.
*	Less than 0.05%.
Notes to Schedule of Investments – December 31, 2025
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
Abbreviations:
AG - Assured Guaranty, Inc
BAM - Build America Mutual Assurance Company

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$804,912,703	$—	$804,912,703
Short-Term Investment	3,665,430	—	—	3,665,430
Total Investments in Securities	$3,665,430	$804,912,703	$—	$808,578,133
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	9

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2025
Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	2,198,910	$2,198,910	$158,943,867	$157,477,347	$—	$—	3,665,430	$3,665,430	$228,292
See Notes to Schedules of Investments and Notes to Financial Statements.
10	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date					1/1/80
Net asset value, beginning of period	$9.98	$10.26	$10.13	$11.47	$11.67
Income/(loss) from investment operations:
Net investment income(a)	0.37	0.37	0.34	0.31	0.31
Net realized and unrealized gains/(losses) on investments	(0.05)	(0.25)	0.18	(1.28)	(0.14)
Total income/(loss) from investment operations	0.32	0.12	0.52	(0.97)	0.17
Contribution from affiliate	—	—	0.00(b)	—	—
Less distributions from:
Net investment income	(0.40)	(0.40)	(0.39)	(0.37)	(0.37)
Net asset value, end of period	$9.90	$9.98	$10.26	$10.13	$11.47
Total Return(c)	3.28%	1.18%	5.31%	(8.44)%	1.44%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$814,272	$899,092	$1,009,908	$1,047,236	$1,250,501
Ratios to average net assets:
Gross expenses	0.22%	0.21%	0.21%	0.21%	0.21%
Net investment income	3.76%	3.63%	3.37%	2.96%	2.65%
Portfolio turnover rate	35%	40%	79%	43%	42%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	11

Elfun Tax-Exempt Income Fund
Statement of Assets and Liabilities — December 31, 2025
Assets
Investments in unaffiliated securities, at fair value (cost $800,375,593)	$804,912,703
Investments in affiliated securities, at fair value (cost $3,665,430)	3,665,430
Receivable for investments sold	4,166,128
Income receivables	11,116,513
Receivable for fund shares sold	40,414
Income receivable from affiliated investments	15,561
Prepaid expenses and other assets	1,929
Total assets	823,918,678
Liabilities
Distribution payable to shareholders	792,288
Payable for investments purchased	8,474,979
Payable for fund shares redeemed	23,787
Payable to the Adviser	113,325
Payable for custody, fund accounting and sub-administration fees	74,665
Accrued other expenses	167,468
Total liabilities	9,646,512

Net Assets	$814,272,166
Net Assets Consist of:
Capital paid in	$942,117,981
Total distributable earnings (loss)	(127,845,815)
Net Assets	$814,272,166
Shares outstanding (Par value $10; unlimited shares authorized)	82,234,767
Net asset value, offering and redemption price per share	$9.90
The accompanying Notes are an integral part of these financial statements.
12	Statement of Assets and Liabilities

Elfun Tax-Exempt Income Fund
Statement of Operations — For the year ended December 31, 2025
Investment Income
Income
Interest	$33,719,703
Income from affiliated investments	228,292
Total income	33,947,995
Expenses
Advisory and administration fees	1,365,462
Blue Sky fees	34,146
Transfer agent fees	205,917
Trustees' fees	24,248
Custody, fund accounting and sub-administration fees	132,786
Professional fees	43,507
Printing and shareholder reports	9,972
Registration fees	612
Other expenses	42,118
Total expenses	1,858,768
Net investment income	$32,089,227
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$(8,958,140)
Increase (decrease) in unrealized appreciation/(depreciation) on investments	3,543,461
Net realized and unrealized gain (loss) on investments	(5,414,679)
Net Increase in Net Assets Resulting from Operations	$26,674,548
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	13

Elfun Tax-Exempt Income Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$32,089,227	$34,957,533
Net realized gain (loss) on investments	(8,958,140)	(690,313)
Net increase (decrease) in unrealized appreciation/depreciation on investments	3,543,461	(22,718,200)
Net increase (decrease) from operations	26,674,548	11,549,020
Distributions to shareholders:
Total distributions	(34,440,280)	(37,990,494)
Increase (decrease) in assets from operations and distributions	(7,765,732)	(26,441,474)
Share transactions:
Proceeds from sale of shares	18,935,349	21,755,107
Value of distributions reinvested	24,387,538	27,365,381
Cost of shares redeemed	(120,377,115)	(133,494,479)
Net increase (decrease) from share transactions	(77,054,228)	(84,373,991)
Total increase (decrease) in net assets	(84,819,960)	(110,815,465)
Net Assets
Beginning of year	899,092,126	1,009,907,591
End of year	$814,272,166	$899,092,126
Changes in Fund Shares
Shares sold	1,941,878	2,152,242
Issued for distributions reinvested	2,490,646	2,714,009
Shares redeemed	(12,268,809)	(13,224,428)
Net increase (decrease) in fund shares	(7,836,285)	(8,358,177)
The accompanying Notes are an integral part of these financial statements.
14	Statements of Changes in Net Assets

Elfun Tax-Exempt Income Fund
Notes to Financial Statements — December 31, 2025
1.Organization of the Fund
The Elfun Tax-Exempt Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Fund is a diversified investment company within the meaning of the 1940 Act.
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Fund. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value
Notes to Financial Statements	15

Elfun Tax-Exempt Income Fund
Notes to Financial Statements, continued — December 31, 2025 will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across all applicable funds.
Distributions Distributions from net investment income, if any, are declared daily and paid monthly for the Fund.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
Elfun Tax-Exempt Income Fund	0.16%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to
16	Notes to Financial Statements

Elfun Tax-Exempt Income Fund
Notes to Financial Statements, continued — December 31, 2025
State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2025 are disclosed in the Schedules of Investments.
5.Trustees' Fees
The fees and expenses of the Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended December 31, 2025 were as follows:
	Other Securities
Fund	Purchases	Sales
Elfun Tax-Exempt Income Fund	$297,476,216	$372,073,726
7.Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM analyzed the Fund's tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, wash sale loss deferrals, and amortization and accretion of premium and discount for financial statement purposes.
The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:
Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
Elfun Tax-Exempt Income Fund	$34,223,678	$216,602	$—	$34,440,280
The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:
Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
Elfun Tax-Exempt Income Fund	$37,302,983	$687,511	$—	$37,990,494
Notes to Financial Statements	17

Elfun Tax-Exempt Income Fund
Notes to Financial Statements, continued — December 31, 2025
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Post-October Capital Losses	Total
Elfun Tax-Exempt Income Fund	$—	$61,839	$(128,642,775)	$—	$735,121	$—	$(127,845,815)
As of December 31, 2025, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Fund	Non-Expiring Short Term	Non-Expiring Long Term
Elfun Tax-Exempt Income Fund	$49,360,437	$79,282,338
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elfun Tax-Exempt Income Fund	$807,843,012	$8,439,826	$7,704,705	$735,121
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2025.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
18	Notes to Financial Statements

Elfun Tax-Exempt Income Fund
Notes to Financial Statements, continued — December 31, 2025
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Fund has adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Fund's financial statements.
11.Subsequent Events
The Fund has filed to change its method of accounting for amortizing bond premiums for tax purposes effective the first day of the 2026 tax year. The cumulative effect of this adjustment will result in a reduction of net tax-exempt distributable income of approximately $0.046 per share for the year ended December 31, 2026, and may result in return of capital for tax purposes during that period.
Notes to Financial Statements	19

Elfun Tax-Exempt Income Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Elfun Tax-Exempt Income Fund
 Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Elfun Tax-Exempt Income Fund (the “Fund”), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
March 6, 2026
20

Elfun Tax-Exempt Income Fund
Other Information — December 31, 2025
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for their fiscal year ended December 31, 2025.
Interest Dividends
The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Tax-Exempt Income
For the fiscal year ended December 31, 2025, the following Fund hereby designates as exempt-interest dividends the amounts set forth, or the amount ultimately treated as exempt-interest dividends:
Amount
Elfun Tax-Exempt Income Fund	$34,223,678
Other Information	21

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101)	Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELFUN TAX-EXEMPT INCOME FUND

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: March 11, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: March 11, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: March 11, 2026